Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	118 Months Ended
	Sep. 30, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000143294
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income and Appreciation Fund
C000143295
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income Fund
Without Sales Load [Member] | C000143294
Average Annual Return [Line Items]
Average Annual Return, Percent		7.74%	4.08%	3.39%
Without Sales Load [Member] | C000143295
Average Annual Return [Line Items]
Average Annual Return, Percent		7.15%	2.58%	2.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%	0.19%	1.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%	0.19%	1.59%
ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Yield Alternatives Index
Average Annual Return, Percent		7.77%	4.80%	4.13%
ICE BofA U.S. Corporates, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Average Annual Return, Percent		7.57%	1.89%	2.69%
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Average Annual Return, Percent		5.96%	1.11%	1.80%